COST OF REVENUE	12 Months Ended
Jun. 30, 2026
Notes and other explanatory information [abstract]
COST OF REVENUE

21.	COST OF REVENUE

The components of the Company’s cost of revenue for the years ended June 30, 2024, 2025 and 2026, are as follows:

	For the years ended June 30,
	2024	2025	2026	2026
	JPY’000	JPY’000	JPY’000	US$’000
Event setup and performance fee	1,226,660	1,388,436	1,361,036	8,370
Event setup and performance fee – related party	—	30,977	58,288	358
Personnel and benefit expense	609,935	695,168	694,700	4,272
Food, beverages and supplies	133,263	140,388	137,503	846
Equipment rental	193,786	143,303	128,752	792
Depreciation expense of right-of-use assets	148,040	109,249	147,939	910
Travel expenses	74,849	76,957	79,523	489
Depreciation expense of property and equipment	60,270	62,121	60,168	370
Service fee expenses	28,863	45,557	40,022	246
Transportation expenses	32,178	23,716	24,438	150
Event securities expenses	29,136	21,735	18,655	115
Miscellaneous expenses	143,693	100,841	109,449	673
Total	2,680,673	2,838,448	2,860,473	17,591